Accounts Payable and Other Current and Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Payable and Other Current and Non-Current Liabilities [Abstract]
Schedule of Accounts Payable
	As of June 30, 2023	As of June 30, 2022
Transaction expenses payable	3,579,057	485,735
Related parties	774,460	385,508
Accruals	787,010	190,843
Trade payables	2,339,087	164,127
Total Accounts payable	$7,479,614	$1,226,213
	As of June 30, 2023	As of June 30, 2022
Related parties	677,000	-
Deferred payment related to Business Combination	492,799	-
Wages	221,141	-
Taxes	21,783	-
Pay As You Earn (PAYE)	1,551	1,171
Others	271,371	-
Total Other current liabilities	$1,685,645	$1,171

	As of June 30, 2023	As of June 30, 2022
Others	175,312	-
Other non-current liabilities	$175,312	$-